Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				2 Months Ended												0 Months Ended								0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 28, 2013 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena	Feb. 28, 2013 Ocean Rig Mylos	Feb. 28, 2013 Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Athena	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Mylos	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Skyros	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Athena	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Mylos	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Skyros	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Athena	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Mylos	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Skyros	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Athena	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 term loans	Jul. 12, 2013 Tranche B2 term loans	Jun. 30, 2013 Nordea Finland Plc	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 1	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 2	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 1 and facility 2	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Jul. 12, 2013 Term loans	Jun. 30, 2013 Existing bank loans
Debt Instrument [Line Items]
Debt Instrument - face amount				$ 1,350,000				$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000				$ 800,000	$ 495,000	$ 495,000
Debt Instrument - carrying amount	2,819,168
Debt Instrument - variable rate basis					LIBOR	LIBOR	LIBOR
Long-term debt bearing fixed interest	430,556
Line of Credit Facility, Maximum Borrowing Capacity																	1,800,000	975,000	825,000					100,000
Maturity Date Of Loan																	Q1 2021
Principal payments and repayments of short/ long-term debt	(88,333)	(95,833)
Long-term Debt	2,771,366		2,853,410																	666,668			852,500			1,519,168
Amortization And Write Off Of Financing Costs																									23,300
Restricted cash																									$ 131,600